Note 3 - Liquidity and Summary of Significant Accounting Principles - Summary Stock Option Valuation Assumptions (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Risk free rate	2.10%
Weighted average expected years until exercise (Year)	6 years		6 years 109 days
Expected stock volatility	83.00%	83.00%
Minimum [Member]
Risk free rate		1.80%
Weighted average expected years until exercise (Year)		4 years 292 days
Maximum [Member]
Risk free rate		2.00%
Weighted average expected years until exercise (Year)		6 years